Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Performance Options (Details)		12 Months Ended
	Jul. 08, 2019 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Non-market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted	3,500,000	3,500,000
Number of options outstanding, Ending balance		3,500,000
Weighted average exercise price, Granted | (per share)	$ 4.43	$ 5.90
Weighted average exercise price, Ending balance | $ / shares		$ 5.90
Market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding, Beginning balance		25,000	325,000
Number of options, Granted	5,500,000	5,500,000
Number of options outstanding, Ending balance		5,525,000	25,000
Weighted average exercise price, Beginning balance | $ / shares		$ 1.55	$ 1.55
Weighted average exercise price, Granted | (per share)	$ 4.43	5.88
Weighted average exercise price, Ending balance | $ / shares		$ 5.86	$ 1.55
Number of options, Exercised			(300,000)
Number of options, Exercisable		775,000	25,000
Weighted average exercise price, Exercised | $ / shares			$ 1.55
Weighted average exercise price, Exercisable | $ / shares		$ 5.66	$ 1.55